UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices) (Zip Code)

Joseph W. McInerney, President

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

Stamford, CT 06901

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	JUNE 30, 2009 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS - 73.9%
Commodity Trading Advisor - 10.1% (Cost $29,148,000)
BlueTrend Fund, L.P.	$7,522,000
Crabel Fund, L.P., Class A&F	11,439,000
Tiverton Investments, LLC	10,680,000

29,641,000

Convertible Bond Arbitrage - 2.7% (Cost $10,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	8,030,000

Distressed - 3.9% (Cost $12,472,000)
Strategic Value, L.P.	5,838,000
York Credit Opportunities Fund, L.P.	5,608,000

11,446,000

Emerging Markets - 0.0% (Cost $60,000)
Hermitage Global Partners, L.P. *	53,000

Equity Market Neutral - 4.7% (Cost $11,430,000)
O’Connor Global Fundamental Long/Short, LLC	13,168,000
Temujin Fund, L.P.	760,000

13,928,000

Event Driven - 5.1% (Cost $10,526,000)
Paulson Advantage Plus, L.P. †	11,117,000
TCM Spectrum Fund, L.P. *	112,000
Tennenbaum Multi-Strategy Fund I, LLC	3,639,000

14,868,000

Fixed Income Arbitrage - 3.7% (Cost $10,320,000)
Nephila Catastrophe Fund, L.P.	6,405,000
Triton Fund, L.P.	4,387,000
Triton Ike Recovery, L.P.	43,000

10,835,000

Global Macro - 5.8% (Cost $18,000,000)
Balestra Capital Partners, L.P.	8,334,000
Epoch Capital Partners, L.P.	8,784,000

17,118,000

Non-U.S. Equity Hedge - 8.3% (Cost $22,624,000)
InvestCorp WMG Asia Fund, LLC	3,090,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	12,618,000
Zebedee Focus Fund Limited	8,589,000

24,297,000

Non-U.S. Multi-Strategy - 1.6% (Cost $5,641,000)
Evolution Master Fund, L.P.	4,699,000

Sector Hedge - 7.5% (Cost $20,800,000)
Camber Capital Fund, L.P.	6,251,000
Expo Health Sciences Fund, L.P.	6,817,000
STG Capital Partners, QP L.P.	8,950,000

22,018,000

Short Bias - 4.1% (Cost $9,189,000)
Dialectic Antithesis Partners, L.P.†	12,130,000

Statistical Arbitrage - 5.2% (Cost $14,448,000)
AQR Global Stock Selection Institutional Fund, L.P.	6,256,000
BlueMatrix, L.P.	9,164,000

15,420,000

U.S. Equity Hedge - 11.2% (Cost $30,171,000)
Alydar QP Fund, L.P.	7,036,000
Avesta Fund, L.P.	8,977,000
Bluefin Investors, L.P.	5,221,000
CCM Small Cap Value Fund, L.P.	680,000
Harvest Small Cap Partners, L.P.	11,036,000

32,950,000

Total Sub-Funds (Cost $205,082,000)	217,433,000

QUARTERLY REPORT 1 NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
CASH EQUIVALENT - 18.8%
BNP Parabis, Grand Cayman, Eurodollar Time Deposit, 0.08%, 7/1/09	$55,244,000	$55,244,000

Total Cash Equivalent (Cost $55,244,000)		55,244,000

TOTAL INVESTMENTS - 92.7% (Cost $260,326,000)		272,677,000
Other Assets less Liabilities - 7.3%		21,494,000

NET ASSETS - 100.0%		$294,171,000

*	During the current period, a portion of the underlying investments’ value in the Hermitage Global Partners, L.P. and TCM Spectrum Fund, L.P. was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements.

†	The Fund has the ability to request withdrawals or redemptions of such investments on a quarterly basis, based on the Sub-Funds’ governing agreements. The investment advisors of the Sub-Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of June 30, 2009 there were no such restrictions imposed by the Sub-Funds.

Sub-Fund investments are non-income producing.

At June 30, 2009, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	10.1%
Convertible Bond Arbitrage	2.7
Distressed	3.9
Emerging Markets	0.0
Equity Market Neutral	4.7
Event Driven	5.1
Fixed Income Arbitrage	3.7
Global Macro	5.8
Non-U.S. Equity Hedge	8.3
Non-U.S. Multi-Strategy	1.6
Sector Hedge	7.5
Short Bias	4.1
Statistical Arbitrage	5.2
U.S. Equity Hedge	11.2
Cash, Cash Equivalents and Other Assets less Liabilities	26.1

Total	100.0%

At June 30, 2009, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands - 12.2%	23,864,000	$26,429,000
United States - 87.8%	181,218,000	191,004,000

Total		$217,433,000

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed across:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL
Sub-Funds	$—	$—	$217,433	(1)	$217,433
Cash Equivalents	—	55,244	—		55,244

Total Investments	$—	$55,244	$217,433		$272,677

(1)	Classifications as defined in the Schedule of Investments.

NT ALPHA STRATEGIES FUND 2 QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued	JUNE 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$223,167	$—
Realized gain (loss)	3,134	—
Change in unrealized appreciation/depreciation	286	—
Net Purchases (Sales)	(9,154)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$217,433	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gains due to investments in level 3 securities still held at June 30, 2009 was $478,000.

QUARTERLY REPORT 3 NT ALPHA STRATEGIES FUND

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 207.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date: August 28, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date: August 28, 2009

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date: August 28, 2009